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                                                        FORTIS
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Enjoy the benefits of TAX-SMART INVESTING


Fortis Tax-Free
Portfolios, Inc.
semiannual report

March 31, 2000




FORTIS FINANCIAL GROUP

                                   [GRAPHIC]

Fortis Tax-Free National Fund
Fortis Tax-Free Minnesota Fund

FORTIS TAX-FREE PORTFOLIOS, INC.

  CONTENTS

  LETTER TO SHAREHOLDERS                                          1

  SCHEDULES OF INVESTMENTS
     NATIONAL PORTFOLIO                                           4
     MINNESOTA PORTFOLIO                                          7

  STATEMENTS OF ASSETS AND LIABILITIES                            9

  STATEMENTS OF OPERATIONS                                       10

  STATEMENTS OF CHANGES IN NET ASSETS
     NATIONAL PORTFOLIO                                          11
     MINNESOTA PORTFOLIO                                         12

  NOTES TO FINANCIAL STATEMENTS                                  13

  BOARD OF DIRECTORS AND OFFICERS                                20

  OTHER PRODUCTS AND SERVICES                                    21

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 7:00 p.m. CST, M-Th

 - 7:30 a.m. to 7:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL
(800) 800-2000, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past six months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts following the letter are useful because they provide more information about your investments. The top holdings charts show the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by industry.

The performance chart graphically compares the Fund's total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2000

                                                 CLASS A    CLASS B    CLASS C    CLASS E    CLASS H
                                                 -------    -------    -------    -------    -------
TAX-FREE NATIONAL
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $10.47     $10.46     $10.45     $10.49     $10.46
  End of period..............................    $10.41     $10.40     $10.39     $10.43     $10.40

DISTRIBUTIONS PER SHARE
  From net investment income.................    $ .236     $ .195     $ .195     $ .248     $ .195

TAX-FREE MINNESOTA
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 9.91     $ 9.90     $ 9.93     $ 9.94     $ 9.93
  End of period..............................    $ 9.83     $ 9.83     $ 9.85     $ 9.86     $ 9.86

DISTRIBUTIONS PER SHARE
  From net investment income.................    $ .229     $ .192     $ .192     $ .241     $ .192

                                     [Photo]
Investing in municipal bonds for
tax-free income.

DEAR FORTIS SHAREHOLDER,

The bond market digested a wide variety of economic information during the six months ended March 31, 2000. The economy continued to show strong growth, as Real Gross Domestic Product (GDP) grew at a 7.3% rate during the fourth quarter of 1999 and growth during the first quarter of 2000 is expected to be near 5%. Economic growth was supported by strong non-farm payroll growth, as the unemployment rate during late 1999 and early 2000 remained in a range between 4.0% and 4.2%. Although headline inflation measures were sharply higher because of rising oil prices, the year-over-year core Consumer Price Index (the core CPI excludes food and energy) rose a modest 2.1%, and the year-over-year core Producer Price Index up 1.0% through February. The Federal Reserve raised the Federal Funds rate three times, totaling 75 basis points, and the Discount Rate by 75 basis points during the six months ended March 31, 2000. The Fed continues to be concerned about the potential for increased inflationary pressures in the U.S. economy, and we believe that further Fed rate increases are possible.

Municipal bond yields, as reflected by the Bond Buyer Revenue Bond Index, rose steadily early in the six-month period, reflecting rate increases by the Federal Reserve and concerns about the possibility of increased inflationary pressure caused by strong growth and tight labor markets. The Index rose from a yield of 5.96% on September 30, 1999 to 6.35% on January 20, 2000. As 2000 unfolded, a 35% decrease in new issue municipal supply combined with a Treasury market helped by expected reductions in long bond supply to produce a market rally. The Revenue Bond Index closed March 2000, at 6.03%.

During the fourth quarter of 1999, the durations of the funds were held relatively constant, shorter than their respective benchmarks. This shorter duration helped performance as rates rose during the quarter. The duration of the funds was lengthened modestly during the first quarter of 2000, as the announcement of Treasury buybacks improved the tone of the market, and we believed that the market was beginning to anticipate an end to Fed tightening. Total returns for the six months ended March 31, 2000, were 1.84% for the National Portfolio Class E before sales charge, and 1.67% for the Minnesota Portfolio Class E shares before sales charge. These levels compare with the 2.12% total return of the Lehman Municipal Index during the same period. The durations of the funds at the end of the reporting period were 6.6 years for the Minnesota portfolio, and 7.9 years for the National Portfolio. This compares to a duration of 7.2 years for the Lehman Municipal Index.

As the year 2000 moves forward, we expect economic growth to continue to be strong during the first half of the year. Continuing tightness in the labor markets could exert modest upward inflationary pressure. Since the response to Fed action in the economy occurs with a 12-18 month lag, we expect growth to moderate later this year in response to the rate increases that began in 1999. For purposes of liquidity, we believe that it will be important to maintain strong credit quality in both portfolios. Call protection and coupon will continue to be important elements of bond structure as we look to enhance future portfolio performance.

Sincerely,

/s/ DEAN C. KOPPERUD                                 /s/ HOWARD G. HUDSON
Dean C. Kopperud                                     Howard G. Hudson
President                                            Vice President

COMPOSITION BY INDUSTRY
AS OF 03/31/2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligations                     21.4%
Transportation                          20.6%
Utilities - Water and Sewer             14.7%
Health Care Services                    12.1%
Utilities - Electric                     7.1%
Housing                                  6.2%
Pollution Control                        5.1%
Cash Equivalents/Receivables             3.1%
Public Facilities                        3.0%
Miscellaneous                            2.7%
Prerefunded with U.S. Gov't
Securities                               2.7%
Other                                    1.3%

NATIONAL PORTFOLIO

VALUE OF $10,000 INVESTED APRIL 1, 1990

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    LEHMAN BROS.              NATIONAL PORTFOLIO
              MUNICIPAL BOND INDEX***              CLASS E
04/01/90               10,000                       9,550
91                                 10,923                    10,309
92                                 12,013                    11,381
93                                 13,518                    12,826
94                                 13,832                    13,158
95                                 14,859                    13,999
96                                 16,105                    14,963
97                                 16,982                    15,646
98                                 18,802                    17,237
99                                 19,968                    18,059
00                                 19,952                    17,848


      NATIONAL PORTFOLIO CLASS E
     AVERAGE ANNUAL TOTAL RETURN         1 YEAR     5 YEAR     10 YEAR
Class E*                                   -5.62%     +4.01%     +5.96%
Class E**                                  -1.17%     +4.98%     +6.45%

                          Annual Period ended March 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

TOP 10 HOLDINGS AS OF 3/31/2000

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  New York Triborough Bridge & Tunnel Authority
     (5.50%) 2017                                             4.5%
 2.  Metropolitan Transportation Authority NY (5.75%)
     2013                                                     4.4%
 3.  Ohio State Turnpike Commission (5.50%) 2017              4.4%
 4.  Southern California Public Power (6.36%) 2013            3.4%
 5.  Detroit, MI Water System (6.50%) 2015                    3.4%
 6.  Fulton County, GA Water & Sewer (6.375%) 2014            3.4%
 7.  La Canada, CA School District (5.75%) 2025               3.2%
 8.  Connecticut State, Special Tax Obligation (6.125%)
     2012                                                     2.8%
 9.  Sulphur Springs (City of), CA, (7.00%) 2012              2.5%
10.  Hamilton City School District, OH, (6.15%) 2016          2.4%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                     Since
                                            1 Year      5 Year     Inception+
------------------------------------------------------------------------------
Class A shares#                               -1.40%      +4.71%       +6.34%
Class A shares##                              -5.83%      +3.75%       +5.43%
Class B shares#                               -2.17%      +3.92%       +5.51%
Class B shares##                              -5.54%      +3.61%       +5.38%
Class C shares#                               -2.17%      +3.90%       +5.50%
Class C shares##                              -3.12%      +3.90%       +5.50%
Class H shares#                               -2.17%      +3.91%       +5.51%
Class H shares##                              -5.54%      +3.61%       +5.38%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on March 31, 2000.
  +  Since November 14, 1994 - Date shares were first offered to the public.

COMPOSITION BY INDUSTRY
AS OF 03/31/2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligations                     27.5%
Housing                                 17.9%
Higher Education                        15.8%
Miscellaneous                            7.2%
Health Care Services                     7.1%
Utilities - Electric                     6.3%
Prerefunded with U.S. Gov't
Securities                               5.2%
Cash Equivalents/Receivables             4.0%
Pollution Control                        3.3%
Public Facilities                        3.1%
Transportation                           2.6%

MINNESOTA PORTFOLIO

VALUE OF $10,000 INVESTED APRIL 1, 1990

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    LEHMAN BROS.              MINNESOTA PORTFOLIO
              MUNICIPAL BOND INDEX***               CLASS E
 4/1/90                10,000                        9,550
91                                 10,923                      10,330
92                                 12,013                      11,273
93                                 13,518                      12,557
94                                 13,832                      12,900
95                                 14,859                      13,739
96                                 16,105                      14,602
97                                 16,982                      15,204
98                                 18,802                      16,585
99                                 19,968                      17,481
00                                 19,952                      17,369


     MINNESOTA PORTFOLIO CLASS E
     AVERAGE ANNUAL TOTAL RETURN         1 YEAR     5 YEAR     10 YEAR
Class E*                                   -5.11%     +3.84%     +5.68%
Class E**                                  -0.64%     +4.80%     +6.16%

                          Annual Period ended March 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

TOP 10 HOLDINGS AS OF 3/31/2000

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  University of MN (Regents of) (5.50%) 2021
                                                              4.9%
 2.  Brainerd (City of), MN (6.65%) 2017                      3.8%
 3.  Minneapolis (City of), MN (4.09%) Zero Coupon
     General Obligation 2005                                  3.5%
 4.  Becker (City of), MN, Independent School District
     (6.00%) 2017                                             3.3%
 5.  St. Louis Park (City of), MN Hospital Facility
     (7.25%) 2015                                             3.2%
 6.  Rochester (City of), MN Health Care Facility
     (5.90%) 2010                                             2.6%
 7.  Minneapolis (City of), MN, CDA Limited Tax
     (7.375%) 2012                                            2.6%
 8.  University of MN (Regents of) (5.75%) 2013               2.6%
 9.  Puerto Rico, Commonwealth Highway & Transportation
     (5.50%) 2013                                             2.5%
10.  University of MN (Regents of) (5.75%) 2018               2.5%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                     Since
                                            1 Year      5 Year     Inception+
------------------------------------------------------------------------------
Class A shares#                               -0.88%      +4.55%       +5.91%
Class A shares##                              -5.35%      +3.59%       +5.00%
Class B shares#                               -1.57%      +3.79%       +5.08%
Class B shares##                              -4.96%      +3.49%       +4.94%
Class C shares#                               -1.66%      +3.75%       +5.10%
Class C shares##                              -2.61%      +3.75%       +5.10%
Class H shares#                               -1.56%      +3.78%       +5.13%
Class H shares##                              -4.96%      +3.48%       +4.99%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on March 31, 2000.
  +  Since November 14, 1994 -- Date shares were first offered to the public.

FORTIS TAX-FREE PORTFOLIOS, INC.
NATIONAL PORTFOLIO
Schedule of Investments
March 31, 2000 (Unaudited)

MUNICIPAL BONDS-96.86%
--------------------------------------------------------------------------------

                                                                 Standard
    Principal                                                    & Poor's                     Market
     Amount                                                       Rating       Cost (a)      Value (b)
   -----------                                                  -----------   -----------   -----------
                ARIZONA-2.14%
   $1,225,000   Tucson, AZ, 5.50% Water Rev Refunding Bond
                  7-1-2014...................................   A+            $1,205,902    $ 1,239,369
                                                                              -----------   -----------
                CALIFORNIA-12.14%
    1,830,000   La Canada School Dist, CA, 5.75% General
                  Obligation Bond Ser A 8-1-2025.............   AAA            1,859,243      1,863,507
    2,385,000   Redwood City California Elem School Dist,
                  5.50% Zero Coupon General Obligation FGIC
                  Insured 8-1-2018 (d).......................   AAA              881,928        837,588
    2,750,000   Sulphur Springs (City of), CA, 7.00% Zero
                  Coupon General Obligation Ser A MBIA
                  Insured 9-1-2012 (d).......................   AAA            1,170,253      1,434,593
    1,000,000   Los Angeles County, CA, Public Works Finance
                  Authority, 5.00% Regional Park and Open
                  Space District A 10-1-2019.................   AA               919,867        921,550
    4,000,000   Southern California Public Power, 6.36% Zero
                  Coupon Bond 7-1-2013 (d)...................   A              1,745,315      1,969,360
                                                                              -----------   -----------
                                                                               6,576,606      7,026,598
                                                                              -----------   -----------
                CONNECTICUT-2.81%
    1,500,000   Connecticut State, 6.125% Special Tax
                  Obligation Rev Transportation
                  Infrastructure Ser B 9-1-2012..............   AA-            1,568,336      1,624,965
                                                                              -----------   -----------
                DISTRICT OF COLUMBIA-2.22%
    1,250,000   District of Columbia, 7.50% General
                  Obligation Ser 1990B FSA Insured
                  6-1-2010 (Prerefunded 6-1-2000 @ 102)......   AAA            1,240,293      1,281,650
                                                                              -----------   -----------
                FLORIDA-0.91%
      500,000   Florida (State of), 7.50% Mid-Bay Bridge Auth
                  Ser 1991A 10-1-2017 (Subject to Crossover
                  Refunding 10-1-2001 @ 103).................   NR               472,153        529,110
                                                                              -----------   -----------
                GEORGIA-7.25%
    1,000,000   Georgia Municipal Electric, 6.50% Auth Power
                  Rev Ser Y 1-1-2017.........................   A                991,250      1,088,880
    1,765,000   Fulton County, GA, Water & Sewer, 6.375% Ref
                  Bond FGIC Insured 1-1-2014 (Escrowed to
                  Maturity)..................................   AAA            1,753,678      1,944,783
       35,000   Fulton County, GA, Water & Sewer, 6.375% Ref
                  Bond FGIC Insured 1-1-2014 (Unrefunded)....   AAA               34,751         38,249
    1,165,000   Rockdale County, GA, 5.50% Water & Sewer Rev
                  Bond Ser A MBIA Insured 7-1-2025...........   AAA            1,115,130      1,124,831
                                                                              -----------   -----------
                                                                               3,894,809      4,196,743
                                                                              -----------   -----------
                ILLINOIS-5.82%
      500,000   Channahon Park, IL District, 7.50% General
                  Obligation 1-1-2011 (Prerefunded 7-1-2001
                  @ 100).....................................   NR               499,375        518,415
    1,000,000   Illinois Housing Dev Auth, 7.55% Multi-family
                  Housing Ser 1990A 7-1-2014.................   A+               987,575      1,024,530
    1,000,000   Illinois Dev Fin Auth, 7.375% Power Co Proj
                  Ser 1991A 7-1-2021.........................   BBB              992,027      1,061,330
      750,000   Chicago Gas Supply, 7.50% Rev for Peoples Gas
                  Ser B 3-1-2015.............................   AA-              754,979        765,000
                                                                              -----------   -----------
                                                                               3,233,956      3,369,275
                                                                              -----------   -----------
                INDIANA-1.78%
    1,000,000   Indianapolis (City of), IN, Local Public
                  Improvement Bond Bank, 7.40% Ser 1990A
                  1-1-2020 (Prerefunded 7-1-2000 @102).......   Aaa*             997,838      1,027,840
                                                                              -----------   -----------
                KENTUCKY-5.42%
    1,000,000   Christian County, KY, 6.00% Hospital Rev Ref
                  Bond Jennie Stuart Medical Center
                  7-1-2013...................................   A-               995,481        976,700
    1,000,000   Carroll County, KY, 7.45% Collateralized
                  Pollution Control Rev Bond Utilities
                  Project Ser A 9-15-2016....................   A              1,065,242      1,064,780
    1,000,000   Louisville & Jefferson County, KY, 6.75%
                  Metro Sewer Dist Rev Bond Ser A AMBAC
                  Insured 5-15-2019 (Prerefunded 11-15-2004
                  @102)......................................   AAA              996,633      1,094,220
                                                                              -----------   -----------
                                                                               3,057,356      3,135,700
                                                                              -----------   -----------
                LOUISIANA-1.57%
    1,000,000   St. John Baptist Parish, LA, 5.35%
                  Environmental Improvement Rev Bond-USX
                  Corp. Project 12-1-2013....................   BBB-             975,410        905,200
                                                                              -----------   -----------
                MASSACHUSETTS-2.79%
      500,000   Boston, MA, 7.625% City Hospital Rev Bond Ser
                  A 2 -15-2021 (Prerefunded 8-15-2000
                  @102)......................................   Aaa*             496,068        514,655
    1,140,000   Massachusetts Bay Transit Authority, 5.25%
                  General Transit System Bond Ser A FGIC
                  Insured 3-1-2017...........................   AAA            1,072,950      1,099,097
                                                                              -----------   -----------
                                                                               1,569,018      1,613,752
                                                                              -----------   -----------
                MICHIGAN-5.09%
    1,000,000   Michigan Municipal Bond Authority, 5.50%
                  Drinking Water Revolving Fund Rev Bond
                  10-1-2018..................................   AA+              966,006        984,050
    1,750,000   Detroit, MI, Water System, 6.50% Rev Bond
                  FGIC Insured 7-1-2015......................   AAA            1,859,789      1,957,830
                                                                              -----------   -----------
                                                                               2,825,795      2,941,880
                                                                              -----------   -----------

--------------------------------------------------------------------------------

                                                                 Standard
    Principal                                                    & Poor's                     Market
     Amount                                                       Rating       Cost (a)      Value (b)
   -----------                                                  -----------   -----------   -----------
                MINNESOTA-7.46%
   $1,140,000   Fergus Falls (City of), MN, 6.50% Health Care
                  Fac Rev (Lake Regional Hospital) Ser A
                  9-1-2018...................................   BBB+          $1,132,392    $ 1,094,491
      670,000   Minneapolis (City of), MN, 7.00% Health Care
                  Fac Rev (St. Olaf Residence) Ser 1993
                  10-1-2012..................................   NR               670,000        674,844
    1,000,000   Minnesota Agriculture and Economic
                  Development, 5.50% Healthcare System Rev
                  Fairview Hospital and Healthcare Services
                  Ser 1997A MBIA Insured 11-15-201...........   AAA            1,004,369        994,350
      500,000   Duluth (City of), MN, 5.875% Economic Dev
                  Auth Health Care Fac Rev Bond Ser A
                  12-1-2028..................................   NR               500,000        407,470
      500,000   Minneapolis (City of), MN, 5.875% Walker
                  Methodist Services Rev Bond Ser C
                  11-15-2018.................................   NR               492,764        421,540
      690,000   St. Anthony (City of), MN, 6.75% Housing Dev
                  Rev Ref Bond 7-1-2007......................   AA               690,000        721,057
                                                                              -----------   -----------
                                                                               4,489,525      4,313,752
                                                                              -----------   -----------
                MISSOURI-2.26%
    1,235,000   Missouri State Health & Educ, 7.70% Still
                  Regional Med Ctr 2-1-2013..................   BBB            1,271,292      1,308,161
                                                                              -----------   -----------
                NEW YORK-12.62%
    1,000,000   New York City, NY, 8.25% General Obligation
                  Ser B 6-1-2005.............................   A-               991,304      1,138,230
    1,000,000   New York State Dorm Auth, 6.00% Rev Cons City
                  Univ System 2nd Gen 7-1-2020...............   A-             1,017,596      1,018,750
    2,465,000   Metropolitan Transportation Authority, NY,
                  Commuter Facilities, 5.75% Ser O
                  7-1-2013...................................   A-             2,398,031      2,539,788
    2,600,000   New York Triborough Bridge and Tunnel Auth,
                  5.50% General Purpose Ser Y 1-1-2017.......   A+             2,503,974      2,607,592
                                                                              -----------   -----------
                                                                               6,910,905      7,304,360
                                                                              -----------   -----------
                NORTH DAKOTA-1.96%
    1,100,000   Ward County, ND, 7.50% Health Care Fac Ser
                  1991B 7-1-2011.............................   BBB+           1,112,673      1,136,300
                                                                              -----------   -----------
                OHIO-12.22%
    1,270,000   Hamilton City School Dist, OH, 6.15% School
                  Improvement Ser A 12-1-2016................   AA-            1,322,266      1,373,696
    1,250,000   Strongsville City School Dist, OH, 5.375%
                  General Obligation Bond MBIA Insured
                  12-1-2012..................................   AAA            1,237,908      1,273,500
      750,000   Cleveland (City of), OH, Parking Fac, 8.10%
                  Improvement Proj Rev Bond
                  9-15-2022 (Prerefunded 9-15-2002
                  @ 102).....................................   NR               765,000        819,540
    2,500,000   Ohio State Turnpike Commission, 5.50% Rev
                  Bond Ser A FGIC Insured 2-15-2017..........   AAA            2,437,200      2,519,000
    1,100,000   Cleveland, OH, 5.50% Water Works Rev Ref Bond
                  Ser G First Mortgage MBIA Insured
                  1-1-2021...................................   AAA            1,091,838      1,083,841
                                                                              -----------   -----------
                                                                               6,854,212      7,069,577
                                                                              -----------   -----------
                OREGON-1.86%
    1,100,000   Oregon State Dept. of Administrative
                  Services, 5.25% Rev Bond Ser B FSA Insured
                  4-1-2015...................................   AAA            1,061,237      1,077,648
                                                                              -----------   -----------
                PENNSYLVANIA-2.18%
      750,000   Clarion County, PA, 8.50% Clarion Hospital
                  Proj Rev Bond 7-1-2021 (Prerefunded
                  7-1-2001 @102).............................   NR               731,886        798,270
      500,000   LeHigh County, PA, 5.70% General Purpose Auth
                  Rev Bond, Kidspeace Obligation Group
                  11-1-2009..................................   NR               500,000        461,895
                                                                              -----------   -----------
                                                                               1,231,886      1,260,165
                                                                              -----------   -----------
                PUERTO RICO-2.35%
    1,250,000   Puerto Rico, 6.25% Commonwealth Aqueduct &
                  Sewer Auth Rev Ref Bond PR-GTD 7-1-2013....   A              1,330,013      1,360,650
                                                                              -----------   -----------
                VIRGINIA-1.71%
    1,000,000   Peninsula Ports Authority of VA, 6.0% Port
                  Facility CSX Transit Project Rev Bond
                  12-15-2012.................................   Baa2*          1,000,000        987,230
                                                                              -----------   -----------
                WISCONSIN-2.30%
    1,305,000   Sparta School Dist, WI, 5.90% General
                  Obligation Bond FGIC Insured 3-1-2016......   Aaa*           1,303,374      1,332,418
                                                                              -----------   -----------
                TOTAL MUNICIPAL BONDS........................                 $54,182,589   $56,042,343
                                                                              ===========   ===========

FORTIS TAX-FREE PORTFOLIOS, INC.
NATIONAL PORTFOLIO (CONTINUED)
Schedule of Investments
March 31, 2000 (Unaudited)

SHORT-TERM INVESTMENTS-0.70%
--------------------------------------------------------------------------------

   Principal                                                     Market
     Amount                                                     Value (b)
   ----------                                                  -----------
               INVESTMENT COMPANY-0.70%
   $ 402,328   First American Tax-Free Obligations Fund,
                 Current rate -- 3.43%......................   $   402,328
                                                               -----------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $54,584,917) (a)...........................   $56,444,671
                                                               ===========

 (a) At March 31, 2000, the cost of securities for federal income tax purposes was $54,584,917 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $2,265,839
Unrealized depreciation.....................................    (406,085)
------------------------------------------------------------------------
Net unrealized appreciation.................................  $1,859,754
------------------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  * Moody's Rating

FORTIS TAX-FREE PORTFOLIOS, INC.
MINNESOTA PORTFOLIO
Schedule of Investments
March 31, 2000 (Unaudited)

MUNICIPAL BONDS-95.97%
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
     Amount                                                      Rating       Cost (a)      Value (b)
   ----------                                                  -----------   -----------   -----------
               GENERAL OBLIGATIONS-27.49%
   $1,300,000  Becker (City of), MN, Independent School
                 District #726, 6.00% Ser A FSA Insured
                 2-1-2017...................................   Aaa*          $1,308,599    $ 1,356,771
   1,000,000   Bloomington (City of), MN, Independent School
                 District #271, 5.45% General Obligation
                 2-1-2012...................................   Aa1*             995,707      1,018,160
   1,000,000   Delano (City of), MN, Independent School
                 District #879, 5.65% General Obligation Ser
                 A 2-1-2016.................................   Aa1*             995,342      1,018,250
   1,000,000   Delano (City of), MN, Independent School
                 District #879, 5.70% General Obligation Ser
                 A 2-1-2017.................................   Aa1*             994,203      1,018,690
   1,240,000   Farmington (City of), MN, Independent School
                 District #192, 5.04% Zero Coupon General
                 Obligation Ser B FSA Insured 2-1-2012
                 (d)........................................   Aaa*             687,853        655,526
   1,685,000   Lakeville (City of), MN, Independent School
                 District #194, 5.10% Zero Coupon General
                 Obligation Cap Apprec Ser B FSA Insured
                 2-1-2010 (d)...............................   Aaa*           1,026,917      1,002,592
   1,915,000   Minneapolis (City of), MN, 4.09% Zero Coupon
                 General Obligation Cap Apprec Ser B
                 12-1-2005 (d)..............................   AAA            1,522,736      1,441,152
   1,000,000   Minnesota State, 5.25% General Obligation
                 8-1-2016...................................   AAA              964,817        979,530
     750,000   Puerto Rico, 6.25% Commonwealth Aqueduct &
                 Sewer Auth Rev Ref Bond PR-GTD 7-1-2013....   A                798,008        816,390
   1,000,000   Robbinsdale (City of), MN, Independent School
                 District #201, 5.50% General Obligation
                 2-1-2015...................................   NR             1,003,380      1,006,170
   1,950,000   Rosemount (City of), MN, Independent School
                 District #196, 5.70% Zero Coupon General
                 Obligation MBIA Insured 4-1-2015 (d).......   AA+              839,243        850,375
                                                                             -----------   -----------
                                                                             11,136,805     11,163,606
                                                                             -----------   -----------
               HEALTH CARE SERVICES-7.09%
   1,000,000   Rochester (City of), MN, 5.90% Health Care
                 Fac Rev Mayo Med Ctr Ser I 11-15-2010......   AA+            1,044,096      1,064,410
   1,000,000   St Paul (City of), MN, 5.25% Health Care Fac
                 Rev Regions Hospital 5-15-2018.............   BBB+             977,143        809,010
   1,000,000   Waconia (City of), MN, 6.10% Health Care Fac
                 Rev Ridgeview Med Ctr Ser A Asset Guaranty
                 Insured 1-1-2019...........................   AA               994,437      1,007,920
                                                                             -----------   -----------
                                                                              3,015,676      2,881,340
                                                                             -----------   -----------
               HIGHER EDUCATION (UNIV, DORMS, ETC.)-15.83%
   1,000,000   Minnesota Higher Education, 5.375% Fac Auth
                 Rev for University of St. Thomas Ser 4-P
                 4-1-2018...................................   A2*              995,922        958,290
   1,000,000   Minnesota Higher Education, 5.40% Fac Auth
                 Rev for University of St. Thomas Ser 4-P
                 4-1-2023...................................   A2*              942,983        937,980
     460,000   Minnesota Higher Education, 7.625% Mortgage
                 Rev for St. Mary's College Ser 3F
                 10-1-2016 (Prerefunded 10-1-2001
                 @ 100).....................................   BBB-             457,700        479,913
   2,000,000   University of MN (Regents of), 5.50% General
                 Obligation Ser A 7-1-2021..................   AA             2,021,199      1,970,260
   1,000,000   University of MN (Regents of), 5.75% General
                 Obligation Ser 1996A 7-1-2013..............   AA             1,048,170      1,048,190
   1,000,000   University of MN (Regents of), 5.75% General
                 Obligation Ser A 7-1-2018..................   AA             1,011,253      1,033,140
                                                                             -----------   -----------
                                                                              6,477,227      6,427,773
                                                                             -----------   -----------
               HOUSING-17.93%
   1,500,000   Brainerd (City of), MN, 6.65% Rev Ref Bond
                 Evangelical Lutheran-Good Samaritan Proj
                 Ser B FSA Insured 3-1-2017.................   AAA            1,513,240      1,553,445
      45,000   Dakota County, MN, 8.10% HRA Single Family
                 Rev GNMA Backed 3-1-2016...................   AA                45,176         45,248
     500,000   Duluth (City of), MN, 5.625% EDA Health Care
                 Fac Rev Board of Social Ministries
                 Properties Proj Ser A 12-1-2018............   NR               500,000        408,510
     300,000   Eden Prairie (City of), MN, 7.40% Multifamily
                 Housing FHA Insured 8-1-2025...............   AAA              299,956        307,092
     835,000   Eden Prairie (City of), MN, 8.00% Multifamily
                 Housing Ser A FHA Insured 7-1-2026.........   AAA              835,000        862,363
     525,000   Mankato (City of), MN, 8.25% Nursing Home Rev
                 Board of Social Ministry Mankato Lutheran
                 Ser A 10-1-2021 (Prerefunded 10-1-2001
                 @ 102).....................................   NR               520,000        561,130
     500,000   Minneapolis (City of), MN, 5.875% Walker
                 Methodist Services Rev Bond Ser C
                 11-15-2018.................................   NR               492,764        421,540
     485,000   Minneapolis (City of), MN, 6.00% Health Care
                 Fac Rev Bond Shelter Care Foundation Ser A
                 4-1-2010...................................   NR               485,000        447,257
     840,000   Minneapolis (City of), MN, 7.10% HRA Mortgage
                 Rev Bond Riverplace Proj Ser A LOC Bank of
                 Tokyo 1-1-2020.............................   A2*              851,756        841,126
     350,000   Minneapolis (City of), MN, 8.25% Rev Bond
                 Trinity Housing Proj 2-1-2018 (Prerefunded
                 2-1-2001 @ 102)............................   NR               350,000        367,525
     440,000   Northfield (City of), MN, 7.00% Health Care
                 Fac Northfield Parkview Proj Ser B
                 5-1-2015 (Prerefunded 5-1-2001 @ 102)......   NR               436,301        459,804
     500,000   Red Wing (City of), MN, 6.50% Elderly Housing
                 Fac Rev River Region Obligated Group Ser C
                 9-1-2022...................................   BBB+             497,080        472,695
     500,000   Spring Park (City of), MN, 8.25% Health Care
                 Fac Rev Bond Twin Birch Health Care Ctr
                 8-1-2011 (Prerefunded 8-1-2001 @ 102)......   NR               500,000        531,995
                                                                             -----------   -----------
                                                                              7,326,273      7,279,730
                                                                             -----------   -----------
               MISCELLANEOUS-7.21%
     450,000   Dakota County, MN, 7.50% HRA Limited Annual
                 Appropriation Tax & Rev Supported Bond
                 1-1-2006...................................   BBB+             450,000        460,193
     400,000   Dawson (City of), MN, 7.30% IDR Ref Bond
                 Associated Milk Producers 9-1-2000.........   NR               396,426        401,660
   1,000,000   Golden Valley (City of), MN, 5.875% Rev Bond
                 Breck School Proj 10-1-2019................   A2*              985,677      1,007,600

FORTIS TAX-FREE PORTFOLIOS, INC.
MINNESOTA PORTFOLIO (CONTINUED)
Schedule of Investments
March 31, 2000 (Unaudited)

MUNICIPAL BONDS-CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
     Amount                                                      Rating       Cost (a)      Value (b)
   ----------                                                  -----------   -----------   -----------
   $1,000,000  Minneapolis (City of), MN, 7.375% CDA Limited
                 Tax Supported Dev Rev Common Bond Fund
                 Ser 1995-G3 12-1-2012......................   A-            $1,000,000    $ 1,056,880
                                                                             -----------   -----------
                                                                              2,832,103      2,926,333
                                                                             -----------   -----------
               POLLUTION CONTROL-3.31%
     650,000   East Grand Forks (City of), MN, 7.75%
                 Pollution Control Rev (American Crystal
                 Sugar) Ser 1991A 4-1-2018..................   BBB+             650,212        676,007
   1,000,000   Minnesota Public Fac Auth, 6.86% Zero Coupon
                 Water Pollution Rev Bond Ser 1992A
                 3-1-2007 (Prerefunded 3-1-2002 @ 73.543)
                 (d)........................................   AAA              636,107        670,150
                                                                             -----------   -----------
                                                                              1,286,319      1,346,157
                                                                             -----------   -----------
               PREREFUNDED WITH U.S. GOVERNMENT
               SECURITIES-5.17%
   1,275,000   St. Louis Park (City of), MN, 7.25% Hospital
                 Fac Rev Methodist Ser 1990C AMBAC Insured
                 7-1-2015 (Prerefunded 7-1-2000 @ 102)......   AAA            1,259,655      1,310,050
     765,000   St. Louis Park (City of), MN, 8.50% Health
                 Care Fac Rev Park Nicollet Med Ctr Ser A
                 1-1-2011 (Prerefunded 1-1-2001 @ 100)......   Aaa*             766,236        788,814
                                                                             -----------   -----------
                                                                              2,025,891      2,098,864
                                                                             -----------   -----------
               PUBLIC FACILITIES-3.10%
     400,000   Duluth (City of), MN, 6.75% Gross Rev
                 Recreation Fac Bond Spirit Mountain Ser
                 1992 2-1-2007..............................   NR               400,000        404,240
     325,000   Moorhead (City of), MN, 7.75% Golf Course Rev
                 Bond Ser 1992A 12-1-2015 (Prerefunded
                 12-1-2001 @ 100)...........................   NR               325,000        340,766
     500,000   St. Paul (City of), MN, 6.45% HRA Parking Rev
                 Bond Ser 1992A 8-1-2007 (Prerefunded
                 8-1-2000 @ 102)............................   A-               500,000        513,615
                                                                             -----------   -----------
                                                                              1,225,000      1,258,621
                                                                             -----------   -----------
               TRANSPORTATION-2.55%
   1,000,000   Puerto Rico, 5.50% Commonwealth Highway &
                 Transportation Auth Rev Ser W FSA-CR
                 7-1-2013...................................   AAA            1,022,602      1,035,170
                                                                             -----------   -----------
               UTILITIES-ELECTRIC-6.29%
   1,295,000   Northern MN Municipal Power Agency, 6.60%
                 Zero Coupon Elec Sys Rev Ref Ser A AMBAC
                 Primary Insured 1-1-2011 (d)...............   AAA              621,875        724,216
   1,000,000   Southern MN Municipal Power Agency, 5.27%
                 Zero Coupon Power Supply Systems Rev Bonds
                 MBIA Insured 1-1-2019 (d)..................   AAA              377,100        338,590
   1,600,000   Southern MN Municipal Power Agency, 6.25%
                 Zero Coupon Power Supply Systems Rev Bonds
                 MBIA Insured 1-1-2021 (d)..................   AAA              446,186        476,848
   1,000,000   Western MN Municipal Power Agency, 5.50% Ser
                 A AMBAC Insured 1-1-2013...................   AAA              992,682      1,013,120
                                                                             -----------   -----------
                                                                              2,437,843      2,552,774
                                                                             -----------   -----------
               TOTAL MUNICIPAL BONDS........................                 $38,785,739   $38,970,368
                                                                             ===========   ===========

SHORT-TERM INVESTMENTS-2.99%
--------------------------------------------------------------------------------

   Principal                                                     Market
     Amount                                                     Value (b)
   ----------                                                  -----------
               INVESTMENT COMPANY-2.99%
   $1,216,925  Federated Minnesota Municipal Cash Trust,
                 Current rate -- 3.65%......................   $ 1,216,925
                                                               -----------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $40,002,664) (A)...........................   $40,187,293
                                                               ===========

 (a) At March 31, 2000, the cost of securities for federal income tax purposes was $40,002,664 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $  858,684
          Unrealized depreciation...........................    (674,055)
          --------------------------------------------------------------
          Net unrealized appreciation.......................  $  184,629
          --------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  * Moody's Rating

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Assets and Liabilities

(Unaudited)

March 31, 2000

--------------------------------------------------------------------------------

                                                                                     NATIONAL       MINNESOTA
                                                                                     PORTFOLIO      PORTFOLIO
                                                                                     ---------      ---------
ASSETS:
  Investments in securities, as detailed in the accompanying schedules, at
    market (cost $54,584,917; $40,002,664; respectively) (Note 1)...............    $56,444,671    $40,187,293
  Receivables:
    Investment securities sold..................................................     2,534,715       2,032,040
    Interest and dividends......................................................       864,279         541,140
  Deferred registration costs(Note 1)...........................................        22,504           1,181
  Prepaid expenses..............................................................           524             722
                                                                                    -----------    -----------
TOTAL ASSETS....................................................................    59,866,693      42,762,376
                                                                                    -----------    -----------
LIABILITIES:
  Cash portion of dividends payable.............................................        72,258          49,608
  Payable for investment securities purchased...................................     1,859,243       2,051,550
  Redemptions of capital stock..................................................         4,770           5,956
  Payable for investment advisory and management fees (Note 2)..................        38,435          24,410
  Payable for distribution fees (Note 2)........................................           244              83
  Accounts payable and accrued expenses.........................................        32,863          22,700
                                                                                    -----------    -----------
TOTAL LIABILITIES...............................................................     2,007,813       2,154,307
                                                                                    -----------    -----------
NET ASSETS:
  Net proceeds of capital stock, par value $.01 per share-authorized
    100,000,000,000; 100,000,000,000 shares; respectively.......................    56,515,532      40,775,243
  Unrealized appreciation of investments........................................     1,859,754         184,629
  Undistributed net investment income...........................................        99,856          63,775
  Accumulated net realized gain (loss) from sale of investments.................      (616,262)       (415,578)
                                                                                    -----------    -----------
TOTAL NET ASSETS................................................................    $57,858,880    $40,608,069
                                                                                    ===========    ===========
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
Class A shares (based on net assets of $6,395,641; and $3,550,257; respectively
  and 614,409; and 361,182 shares outstanding; respectively)....................        $10.41           $9.83
                                                                                    -----------    -----------
Class B shares (based on net assets of $1,642,909; and $777,300; respectively
  and 157,925; and 79,079 shares outstanding; respectively).....................        $10.40           $9.83
                                                                                    -----------    -----------
Class C shares (based on net assets of $318,185; and $223,827; respectively and
  30,628; and 22,719 shares outstanding; respectively)..........................        $10.39           $9.85
                                                                                    -----------    -----------
Class E shares (based on net assets of $44,096,597; and $34,838,994;
  respectively and 4,228,290; and 3,533,103 shares outstanding; respectively)...        $10.43           $9.86
                                                                                    -----------    -----------
Class H shares (based on net assets of $5,405,548; and $1,217,691; respectively
  and 519,781; and 123,542 shares outstanding; respectively)....................        $10.40           $9.86
                                                                                    -----------    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Operations

For the Six-Month Period Ended March 31, 2000

(Unaudited)

--------------------------------------------------------------------------------

                                                                                       NATIONAL         MINNESOTA
                                                                                      PORTFOLIO         PORTFOLIO
                                                                                      ---------         ---------
NET INVESTMENT INCOME:
  Income:
    Interest income...........................................................        $1,780,125        $1,237,110
                                                                                      ----------        ----------
  Expenses:
    Investment advisory and management fees (Note 2)..........................           233,553           148,916
    Distribution fees (Class A) (Note 2)......................................             8,835             4,068
    Distribution fees (Class B) (Note 2)......................................             8,398             3,760
    Distribution fees (Class C) (Note 2)......................................             2,096             1,141
    Distribution fees (Class H) (Note 2)......................................            28,160             6,467
    Registration fees (Note 1)................................................            22,750             3,000
    Legal and auditing fees...................................................             9,187             9,550
    Shareholders' notices and reports.........................................            14,500             9,750
    Custodian fees............................................................             1,500             1,850
    Directors' fees and expenses..............................................             5,300             3,325
    Other.....................................................................             8,420             3,900
                                                                                      ----------        ----------
  Total expenses..............................................................           342,699           195,727
                                                                                      ----------        ----------
NET INVESTMENT INCOME.........................................................         1,437,426         1,041,383
                                                                                      ----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: (NOTE 1)
  Net realized gain (loss) from security transactions.........................          (167,377)         (280,307)
  Net realized gain (loss)from interest rate futures..........................             1,594                --
                                                                                      ----------        ----------
NET REALIZED LOSS ON INVESTMENTS..............................................          (165,783)         (280,307)
                                                                                      ----------        ----------
  Net change in unrealized depreciation of investments........................          (299,347)         (124,084)
                                                                                      ----------        ----------
NET GAIN (LOSS) ON INVESTMENTS................................................          (465,130)         (404,391)
                                                                                      ----------        ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................        $  972,296        $  636,992
                                                                                      ==========        ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Changes in Net Assets

NATIONAL PORTFOLIO
--------------------------------------------------------------------------------

                                                                                     FOR THE
                                                                                    SIX-MONTH
                                                                                   PERIOD ENDED        FOR THE
                                                                                  MARCH 31, 2000      YEAR ENDED
                                                                                   (UNAUDITED)    SEPTEMBER 30, 1999
                                                                                  --------------  ------------------
OPERATIONS:
  Net investment income.........................................................   $  1,437,426      $  3,106,189
  Net realized loss from security transactions..................................       (165,783)         (447,559)
  Net change in unrealized depreciation on investments in securities............       (299,347)       (4,554,712)
                                                                                   ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................        972,296        (1,896,082)
                                                                                   ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.....................................................................       (161,401)         (358,626)
    Class B.....................................................................        (31,807)          (65,694)
    Class C.....................................................................         (7,888)          (17,374)
    Class E.....................................................................     (1,074,011)       (2,370,705)
    Class H.....................................................................       (106,599)         (231,888)
  From net realized gains on investments
    Class A.....................................................................             --           (90,276)
    Class B.....................................................................             --           (16,339)
    Class C.....................................................................             --            (4,978)
    Class E.....................................................................             --          (589,072)
    Class H.....................................................................             --           (71,581)
                                                                                   ------------      ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.............................................     (1,381,706)       (3,816,533)
                                                                                   ------------      ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (29,576 and 159,281 shares).........................................        305,242         1,748,357
    Class B (4,459 and 102,711 shares)..........................................         45,611         1,139,703
    Class C (3,135 and 19,583 shares)...........................................         32,300           211,700
    Class E (41,225 and 109,227 shares).........................................        425,752         1,197,525
    Class H (10,318 and 151,781 shares).........................................        107,183         1,688,819
  Proceeds from shares issued as a result of reinvested dividends
    Class A (11,049 and 25,779 shares)..........................................        113,666           282,949
    Class B (2,710 and 6,255 shares)............................................         27,853            68,470
    Class C (693 and 1,782 shares)..............................................          7,111            19,489
    Class E (69,982 and 177,747 shares).........................................        721,011         1,955,188
    Class H (5,688 and 16,763 shares)...........................................         58,443           184,180
  Less cost of repurchase of shares
    Class A (213,918 and 128,393 shares)........................................     (2,209,106)       (1,402,494)
    Class B (16,722 and 72,984 shares)..........................................       (171,529)         (792,178)
    Class C (25,673 and 12,353 shares)..........................................       (262,923)         (135,294)
    Class E (377,350 and 797,205 shares)........................................     (3,900,627)       (8,692,661)
    Class H (71,732 and 130,296 shares).........................................       (737,871)       (1,406,941)
                                                                                   ------------      ------------
NET DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS..............................     (5,437,884)       (3,933,188)
                                                                                   ------------      ------------
TOTAL DECREASE IN NET ASSETS....................................................     (5,847,294)       (9,645,803)
NET ASSETS:
  Beginning of period...........................................................     63,706,174        73,351,977
                                                                                   ------------      ------------
  End of period (includes undistributed net investment income of $99,856 and
    $44,136 , respectively).....................................................   $ 57,858,880      $ 63,706,174
                                                                                   ------------      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Changes in Net Assets

MINNESOTA PORTFOLIO
--------------------------------------------------------------------------------

                                                                                     FOR THE
                                                                                    SIX-MONTH
                                                                                   PERIOD ENDED        FOR THE
                                                                                  MARCH 31, 2000      YEAR ENDED
                                                                                   (UNAUDITED)    SEPTEMBER 30, 1999
                                                                                  --------------  ------------------
OPERATIONS:
  Net investment income.........................................................   $  1,041,383      $  2,160,827
  Net realized loss from security transactions..................................       (280,307)         (118,813)
  Net change in unrealized depreciation of investments in securities............       (124,084)       (2,876,460)
                                                                                   ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................        636,992          (834,446)
                                                                                   ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.....................................................................        (76,794)         (149,384)
    Class B.....................................................................        (14,676)          (40,527)
    Class C.....................................................................         (4,465)           (8,069)
    Class E.....................................................................       (880,559)       (1,884,736)
    Class H.....................................................................        (25,072)          (56,779)
  From realized gains on investments
    Class A.....................................................................             --           (52,042)
    Class B.....................................................................             --           (20,754)
    Class C.....................................................................             --            (3,754)
    Class E.....................................................................             --          (660,723)
    Class H.....................................................................             --           (26,232)
                                                                                   ------------      ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.............................................     (1,001,566)       (2,903,000)
                                                                                   ------------      ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (57,729 and 92,718 shares)..........................................        566,074           970,636
    Class B (11,921 and 19,520 shares)..........................................        115,602           199,062
    Class C (1,006 and 12,467 shares)...........................................          9,796           129,572
    Class E (42,325 and 118,222 shares).........................................        414,852         1,219,784
    Class H (32,911 and 26,466 shares)..........................................        319,281           278,026
  Proceeds from shares issued as a result of reinvested dividends
    Class A (5,865 and 14,757 shares)...........................................         57,139           152,679
    Class B (1,499 and 4,423 shares)............................................         14,602            45,770
    Class C (246 and 824 shares)................................................          2,400             8,553
    Class E (61,976 and 171,562 shares).........................................        605,677         1,781,326
    Class H (1,387 and 5,383 shares)............................................         13,558            55,968
  Less cost of repurchase of shares
    Class A (29,391 and 75,526 shares)..........................................       (286,502)         (780,540)
    Class B (21,143 and 55,585 shares)..........................................       (207,014)         (569,738)
    Class C (3,437 and 6,459 shares)............................................        (33,604)          (65,701)
    Class E (334,399 and 440,999 shares)........................................     (3,261,102)       (4,539,493)
    Class H (51,881 and 26,178 shares)..........................................       (502,449)         (266,818)
                                                                                   ------------      ------------
NET DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS..............................     (2,171,690)       (1,380,914)
                                                                                   ------------      ------------
TOTAL DECREASE IN NET ASSETS....................................................     (2,536,264)       (5,118,360)
NET ASSETS:
  Beginning of period...........................................................     43,144,333        48,262,693
                                                                                   ------------      ------------
  End of period (includes undistributed of $63,775 and $23,958, respectively)...   $ 40,608,069      $ 43,144,333
                                                                                   ------------      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Notes to Financial Statements

(Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Tax Free Portfolios, Inc. is an open-end management investment company which currently is comprised of two separate investment portfolios and series of capital stock: the National and Minnesota Portfolios, (the Funds) are diversified portfolios each of which has different investment objectives and its own investment portfolio and net asset value. The investment objective of National Portfolio is to maximize total return, to be derived primarily from current income exempt from federal income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the Portfolio. The investment objective of Minnesota Portfolio is to maximize total return, to be derived primarily from current income exempt from both federal and Minnesota income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the Portfolio.

   The Minnesota Portfolio concentrates it's investments in a single state and, therefore, may have more credit risk related to the economic conditions of the respective state than a portfolio with broader geographical diversification.

   The fund offers Class A, Class B, Class C, Class E and Class H shares. Class E shares are only available to existing shareholders on November 14, 1994. Class A and E shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the fund are summarized as follows:

   SECURITY VALUATION: Municipal securities for which the over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. The portfolios amortize long-term bond premium and original issue discount.

   For the six-month period ended March 31, 2000, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $17,765,408 and $22,460,955 for National Portfolio; and $12,929,049 and $15,004,857 for Minnesota Portfolio, respectively.

   INCOME TAXES: The portfolios intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. On a calendar year basis, the fund intends to distribute substantially all of its taxable net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   Net realized gains may differ for financial statement and tax purposes primarily because of wash sale transactions. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

   For federal income tax purposes the National Portfolio and Minnesota Portfolio had capital loss carryovers of $450,479 and $135,790, respectively, at September 30, 1999, which, if not offset by subsequent capital gains, will expire in 2008. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryovers have been offset or expired.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME AND CAPITAL GAINS DISTRIBUTION: The portfolios declare income distributions daily to be paid on the last business day of each month. The portfolios will make annual distributions of any realized capital gains as required by law. These income and capital gains distributions may be reinvested in additional shares of the portfolio at net asset value on the payable date or paid in cash five business days after month end without any charge to the shareholder.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

   FUTURES TRANSACTIONS: The portfolios may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The portfolios would be exposed to market risk as a result of changes in the value of the underlying financial instruments. Investment in financial futures requires the portfolios to mark to market on a daily basis, which reflects the change in the market value of the contract at the close of each days trading.

FORTIS TAX-FREE PORTFOLIOS, INC.

(Unaudited)

--------------------------------------------------------------------------------
   Accordingly, variation margin payments are received or made to reflect daily unrealized gain or losses. When the contracts are closed, the portfolios recognize a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. There were no open contracts as of March 31, 2000.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. (Advisers), is the investment adviser for the funds. Under the investment advisory and management agreement, the investment advisory fee payable by the Minnesota Portfolio is computed at an annual rate of .72% of the first $50 million in average daily net assets and .70% of average daily net assets in excess of $50 million and are based on the average net assets of the Minnesota Portfolio. The National Portfolio's investment advisory fees are computed at an annual rate of .80% of the first $50 million in average daily net assets, and .70% of average daily net assets in excess of $50 million, and are based upon the average net assets of the National Portfolio.

   In addition to the investment advisory and management fee, Classes A, B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) distribution fees equal to .25% (Class A) and 1.00% (Class B, C, and H) of average daily net assets (of the respective classes) on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc., also received sales charges (paid by purchasers or redeemers of the fund's shares) aggregating:

                                   Class A  Class B  Class C  Class E  Class H
   ---------------------------------------------------------------------------
   National Portfolio............  $3,665   $3,444   $1,200   $9,669   $14,721
   Minnesota Portfolio...........  $1,645   $4,727   $  136   $9,973   $ 8,685

   Legal fees and expenses aggregating $1,300 and $1,050 for the National and Minnesota Portfolios, respectively, were paid to a law firm of which the secretary of the fund is a partner.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the portfolios was as follows:

                                                                       Class E
                                    ------------------------------------------------------------------------------
                                                               Year Ended September 30,
                                    ------------------------------------------------------------------------------
NATIONAL PORTFOLIO                   2000**         1999          1998          1997          1996          1995
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................      $ 10.49       $ 11.38       $ 11.07       $ 10.76       $ 10.72       $ 10.38
                                    -------       -------       -------       -------       -------       -------
Operations:
  Investment income - net.....          .26           .50           .52           .55           .56           .58
  Net realized and unrealized
    gains (losses) on
    investments...............         (.07)         (.78)          .34           .31           .04           .36
                                    -------       -------       -------       -------       -------       -------
Total from operations.........          .19          (.28)          .86           .86           .60           .94
                                    -------       -------       -------       -------       -------       -------
Distributions to shareholders:
  From investment income -
    net.......................         (.25)         (.49)         (.51)         (.55)         (.56)         (.59)
  From net realized gains.....           --          (.12)         (.04)           --            --          (.01)
                                    -------       -------       -------       -------       -------       -------
Total distributions to
 shareholders.................         (.25)         (.61)         (.55)         (.55)         (.56)         (.60)
                                    -------       -------       -------       -------       -------       -------
Net asset value, end of
 period.......................      $ 10.43       $ 10.49       $ 11.38       $ 11.07       $ 10.76       $ 10.72
                                    -------       -------       -------       -------       -------       -------
Total Return @................         1.84%        (2.56%)        7.97%         8.19%         5.69%         9.30%
Net assets end of period (000s
  omitted)....................      $44,097       $47,140       $56,959       $59,727       $65,237       $70,531
Ratio of expenses to average
  daily net assets............          .97%*         .94%          .98%          .95%          .93%         1.03%
Ratio of net investment income
  to average daily net
  assets......................         4.99%*        4.56%         4.65%         5.03%         5.19%         5.54%
Portfolio turnover rate.......           31%           89%           74%           71%           52%           35%

                                                                       Class A
                                    ------------------------------------------------------------------------------
                                                               Year Ended September 30,
                                    ------------------------------------------------------------------------------
NATIONAL PORTFOLIO                   2000**         1999          1998          1997          1996         1995+
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................      $ 10.47       $ 11.37       $ 11.06       $ 10.75       $ 10.71       $  9.79
                                    -------       -------       -------       -------       -------       -------
Operations:
  Investment income - net.....          .25           .47           .50           .53           .53           .49
  Net realized and unrealized
    gains (losses) on
    investments...............         (.07)         (.78)          .34           .31           .04           .94
                                    -------       -------       -------       -------       -------       -------
Total from operations.........          .18          (.31)          .84           .84           .57          1.43
                                    -------       -------       -------       -------       -------       -------
Distributions to shareholders:
  From investment income -
    net.......................         (.24)         (.47)         (.49)         (.53)         (.53)         (.50)
  From net realized gains.....           --          (.12)         (.04)           --            --          (.01)
                                    -------       -------       -------       -------       -------       -------
Total distributions to
 shareholders.................         (.24)         (.59)         (.53)         (.53)         (.53)         (.51)
                                    -------       -------       -------       -------       -------       -------
Net asset value, end of
 period.......................      $ 10.41       $ 10.47       $ 11.37       $ 11.06       $ 10.75       $ 10.71
                                    -------       -------       -------       -------       -------       -------
Total Return @................         1.73%        (2.87%)        7.75%         7.96%         5.46%        14.80%
Net assets end of period (000s
  omitted)....................      $ 6,396       $ 8,247       $ 8,308       $ 7,263       $ 6,239       $ 1,807
Ratio of expenses to average
  daily net assets............         1.22%         1.19%         1.23%         1.20%         1.18%         1.28%*
Ratio of net investment income
  to average daily net
  assets......................         4.73%*        4.31%         4.40%         4.78%         4.97%         5.03%*
Portfolio turnover rate.......           31%           89%           74%           71%           52%           35%

*      Annualized.
**     For the six-month period ended March 31, 2000.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gain distributions, without adjustment for sales charge.

FORTIS TAX-FREE PORTFOLIOS, INC.

(Unaudited)

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):

                                                                     Class B
                                    -------------------------------------------------------------------------
                                                            Year Ended September 30,
                                    -------------------------------------------------------------------------
NATIONAL PORTFOLIO                   2000**        1999         1998         1997         1996         1995+
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................      $ 10.46       $ 11.36      $ 11.05      $ 10.74      $ 10.70      $  9.79
                                    -------       -------      -------      -------      -------      -------
Operations:
  Investment income - net.....          .21           .38          .42          .44          .45          .42
  Net realized and unrealized
    gains (losses) on
    investments...............         (.07)         (.78)         .34          .31          .04          .93
                                    -------       -------      -------      -------      -------      -------
Total from operations.........          .14          (.40)         .76          .75          .49         1.35
                                    -------       -------      -------      -------      -------      -------
Distributions to shareholders:
  From investment income -
    net.......................         (.20)         (.38)        (.41)        (.44)        (.45)        (.43)
  From net realized gains.....           --          (.12)        (.04)          --           --         (.01)
                                    -------       -------      -------      -------      -------      -------
Total distributions to
 shareholders.................         (.20)         (.50)        (.45)        (.44)        (.45)        (.44)
                                    -------       -------      -------      -------      -------      -------
Net asset value, end of
 period.......................      $ 10.40       $ 10.46      $ 11.36      $ 11.05      $ 10.74      $ 10.70
                                    -------       -------      -------      -------      -------      -------
Total Return @................         1.33%        (3.61%)       6.95%        7.14%        4.65%       13.96%
Net assets end of period (000s
  omitted)....................      $ 1,643       $ 1,752      $ 1,493      $ 1,287      $   997      $   668
Ratio of expenses to average
  daily net assets............         1.97%*        1.94%        1.98%        1.95%        1.93%        2.03%*
Ratio of net investment income
  to average daily net
  assets......................         3.99%*        3.56%        3.65%        4.02%        4.20%        4.04%*
Portfolio turnover rate.......           31%           89%          74%          71%          52%          35%

                                                                     Class C
                                    -------------------------------------------------------------------------
                                                            Year Ended September 30,
                                    -------------------------------------------------------------------------
NATIONAL PORTFOLIO                   2000**        1999         1998         1997         1996         1995+
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................      $ 10.45       $ 11.34      $ 11.04      $ 10.74      $ 10.70      $  9.79
                                    -------       -------      -------      -------      -------      -------
Operations:
  Investment income - net.....          .21           .39          .41          .43          .45          .43
  Net realized and unrealized
    gains (losses) on
    investments...............         (.07)         (.78)         .34          .31          .04          .92
                                    -------       -------      -------      -------      -------      -------
Total from operations.........          .14          (.39)         .75          .74          .49         1.35
                                    -------       -------      -------      -------      -------      -------
Distributions to shareholders:
  From investment income -
    net.......................         (.20)         (.38)        (.41)        (.44)        (.45)        (.43)
  From net realized gains.....           --          (.12)        (.04)          --           --         (.01)
                                    -------       -------      -------      -------      -------      -------
Total distributions to
 shareholders.................         (.20)         (.50)        (.45)        (.44)        (.45)        (.44)
                                    -------       -------      -------      -------      -------      -------
Net asset value, end of
 period.......................      $ 10.39       $ 10.45      $ 11.34      $ 11.04      $ 10.74      $ 10.70
                                    -------       -------      -------      -------      -------      -------
Total Return @................         1.33%        (3.53%)       6.86%        7.04%        4.65%       13.95%
Net assets end of period (000s
  omitted)....................      $   318       $   548      $   493      $   584      $   223      $   106
Ratio of expenses to average
  daily net assets............         1.97%*        1.94%        1.98%        1.95%        1.93%        2.03%*
Ratio of net investment income
  to average daily net
  assets......................         3.97%*        3.56%        3.65%        4.05%        4.20%        4.14%*
Portfolio turnover rate.......           31%           89%          74%          71%          52%          35%

*      Annualized.
**     For the six-month period ended March 31, 2000.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gain distributions, without adjustment for sales charge.

--------------------------------------------------------------------------------

                                                                       Class H
                                    ------------------------------------------------------------------------------
                                                               Year Ended September 30,
                                    ------------------------------------------------------------------------------
NATIONAL PORTFOLIO                   2000**         1999          1998          1997          1996         1995+
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................      $ 10.46       $ 11.35       $ 11.06       $ 10.75       $ 10.71       $  9.79
                                    -------       -------       -------       -------       -------       -------
Operations:
  Investment income - net.....          .21           .39           .40           .44           .45           .43
  Net realized and unrealized
    gains (losses) on
    investments...............         (.07)         (.78)          .34           .31           .04           .93
                                    -------       -------       -------       -------       -------       -------
Total from operations.........          .14          (.39)          .74           .75           .49          1.36
                                    -------       -------       -------       -------       -------       -------
Distributions to shareholders:
  From investment income -
    net.......................         (.20)         (.38)         (.41)         (.44)         (.45)         (.43)
  From net realized gains.....           --          (.12)         (.04)           --            --          (.01)
                                    -------       -------       -------       -------       -------       -------
Total distributions to
 shareholders.................         (.20)         (.50)         (.45)         (.44)         (.45)         (.44)
                                    -------       -------       -------       -------       -------       -------
Net asset value, end of
 period.......................      $ 10.40       $ 10.46       $ 11.35       $ 11.06       $ 10.75       $ 10.71
                                    -------       -------       -------       -------       -------       -------
Total Return @................         1.33%        (3.52%)        6.76%         7.13%         4.64%        14.06%
Net assets end of period (000s
  omitted)....................      $ 5,406       $ 6,019       $ 6,099       $ 5,111       $ 4,015       $ 1,757
Ratio of expenses to average
  daily net assets............         1.97%*        1.94%         1.98%         1.95%         1.93%         2.03%*
Ratio of net investment income
  to average daily net
  assets......................         3.99%*        3.56%         3.65%         4.03%         4.20%         4.24%*
Portfolio turnover rate.......           31%           89%           74%           71%           52%           35%

                                                                       Class E
                                    ------------------------------------------------------------------------------
                                                               Year Ended September 30,
                                    ------------------------------------------------------------------------------
MINNESOTA PORTFOLIO                  2000**         1999          1998          1997          1996          1995
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................      $  9.94       $ 10.77       $ 10.46       $ 10.28       $ 10.32       $ 10.08
                                    -------       -------       -------       -------       -------       -------
Operations:
  Investment income - net.....          .25           .50           .52           .53           .55           .57
  Net realized and unrealized
    gains (losses) on
    investments...............         (.09)         (.67)          .32           .18          (.04)          .24
                                    -------       -------       -------       -------       -------       -------
Total from operations.........          .16          (.17)          .84           .71           .51           .81
                                    -------       -------       -------       -------       -------       -------
Distributions to shareholders:
  From investment income -
    net.......................         (.24)         (.49)         (.52)         (.53)         (.55)         (.57)
  From net realized gains.....           --          (.17)         (.01)           --            --            --
                                    -------       -------       -------       -------       -------       -------
Total distributions to
 shareholders.................         (.24)         (.66)         (.53)         (.53)         (.55)         (.57)
                                    -------       -------       -------       -------       -------       -------
Net asset value, end of
 period.......................      $  9.86       $  9.94       $ 10.77       $ 10.46       $ 10.28       $ 10.32
                                    -------       -------       -------       -------       -------       -------
Total Return @................         1.67%        (1.71%)        8.25%         7.10%         5.01%         8.35%
Net assets end of period (000s
  omitted)....................      $34,839       $37,396       $42,170       $43,584       $49,262       $52,603
Ratio of expenses to average
  daily net assets............          .87%*         .86%          .91%          .96%          .93%          .98%
Ratio of net investment income
  to average daily net
  assets......................         5.12%*        4.73%         4.94%         5.14%         5.34%         5.60%
Portfolio turnover rate.......           36%           55%           55%           61%           41%           27%

*      Annualized.
**     For the six-month period ended March 31, 2000.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

FORTIS TAX-FREE PORTFOLIOS, INC.

(Unaudited)

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):

                                                                       Class A
                                    ------------------------------------------------------------------------------
                                                               Year Ended September 30,
                                    ------------------------------------------------------------------------------
MINNESOTA PORTFOLIO                  2000**         1999          1998          1997          1996         1995+
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................      $  9.91       $ 10.74       $ 10.43       $ 10.26       $ 10.30       $  9.55
                                    -------       -------       -------       -------       -------       -------
Operations:
  Investment income - net.....          .24           .47           .49           .50           .52           .48
  Net realized and unrealized
    gains (losses) on
    investments...............         (.09)         (.67)          .32           .18          (.04)          .76
                                    -------       -------       -------       -------       -------       -------
Total from operations.........          .15          (.20)          .81           .68           .48          1.24
                                    -------       -------       -------       -------       -------       -------
Distributions to shareholders:
  From investment income -
    net.......................         (.23)         (.46)         (.49)         (.51)         (.52)         (.49)
  From net realized gains.....           --          (.17)         (.01)           --            --            --
                                    -------       -------       -------       -------       -------       -------
Total distributions to
 shareholders.................         (.23)         (.63)         (.50)         (.51)         (.52)         (.49)
                                    -------       -------       -------       -------       -------       -------
Net asset value, end of
 period.......................      $  9.83       $  9.91       $ 10.74       $ 10.43       $ 10.26       $ 10.30
                                    -------       -------       -------       -------       -------       -------
Total Return @................         1.55%        (1.94%)        8.13%         6.66%         4.78%        13.15%
Net assets end of period (000s
  omitted)....................      $ 3,550       $ 3,240       $ 3,170       $ 3,689       $ 1,822       $   884
Ratio of expenses to average
  daily net assets............         1.12%*        1.11%         1.16%         1.21%         1.18%         1.23%*
Ratio of net investment income
  to average daily net
  assets......................         4.87%*        4.48%         4.69%         4.89%         5.07%         5.10%*
Portfolio turnover rate.......           36%           55%           55%           61%           41%           27%

                                                                     Class B
                                    -------------------------------------------------------------------------
                                                            Year Ended September 30,
                                    -------------------------------------------------------------------------
MINNESOTA PORTFOLIO                  2000**        1999         1998         1997         1996         1995+
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................      $  9.90       $ 10.73      $ 10.42      $ 10.24      $ 10.27      $  9.55
                                    -------       -------      -------      -------      -------      -------
Operations:
  Investment income - net.....          .21           .39          .41          .42          .45          .41
  Net realized and unrealized
    gains (losses) on
    investments...............         (.09)         (.67)         .32          .18         (.04)         .73
                                    -------       -------      -------      -------      -------      -------
Total from operations.........          .12          (.28)         .73          .60          .41         1.14
                                    -------       -------      -------      -------      -------      -------
Distributions to shareholders:
  From investment income -
    net.......................         (.19)         (.38)        (.41)        (.42)        (.44)        (.42)
  From net realized gains.....           --          (.17)        (.01)          --           --           --
                                    -------       -------      -------      -------      -------      -------
Total distributions to
 shareholders.................         (.19)         (.55)        (.42)        (.42)        (.44)        (.42)
                                    -------       -------      -------      -------      -------      -------
Net asset value, end of
 period.......................      $  9.83       $  9.90      $ 10.73      $ 10.42      $ 10.24      $ 10.27
                                    -------       -------      -------      -------      -------      -------
Total Return @................         1.27%        (2.73%)       7.18%        6.01%        4.04%       12.10%
Net assets end of period (000s
  omitted)....................      $   777       $   860      $ 1,271      $ 1,301      $ 1,109      $   180
Ratio of expenses to average
  daily net assets............         1.87%*        1.86%        1.91%        1.96%        1.93%        1.98%*
Ratio of net investment income
  to average daily net
  assets......................         4.12%*        3.73%        3.94%        4.14%        4.34%        4.37%*
Portfolio turnover rate.......           36%           55%          55%          61%          41%          27%

*      Annualized.
**     For the six-month period ended March 31, 2000.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

--------------------------------------------------------------------------------

                                                                     Class C
                                    -------------------------------------------------------------------------
                                                            Year Ended September 30,
                                    -------------------------------------------------------------------------
MINNESOTA PORTFOLIO                  2000**        1999         1998         1997         1996         1995+
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................      $  9.93       $ 10.73      $ 10.44      $ 10.26      $ 10.30      $  9.55
                                    -------       -------      -------      -------      -------      -------
Operations:
  Investment income - net.....          .20           .42          .39          .42          .44          .42
  Net realized and unrealized
    gains (losses) on
    investments...............         (.09)         (.67)         .32          .18         (.04)         .75
                                    -------       -------      -------      -------      -------      -------
Total from operations.........          .11          (.25)         .71          .60          .40         1.17
                                    -------       -------      -------      -------      -------      -------
Distributions to shareholders:
  From investment income -
    net.......................         (.19)         (.38)        (.41)        (.42)        (.44)        (.42)
  From net realized gains.....           --          (.17)        (.01)          --           --           --
                                    -------       -------      -------      -------      -------      -------
Total distributions to
 shareholders.................         (.19)         (.55)        (.42)        (.42)        (.44)        (.42)
                                    -------       -------      -------      -------      -------      -------
Net asset value, end of
 period.......................      $  9.85       $  9.93      $ 10.73      $ 10.44      $ 10.26      $ 10.30
                                    -------       -------      -------      -------      -------      -------
Total Return @................         1.16%        (2.45%)       6.97%        6.00%        4.00%       12.31%
Net assets end of period (000s
  omitted)....................      $   224       $   247      $   194      $   232      $   210      $   143
Ratio of expenses to average
  daily net assets............         1.87%*        1.86%        1.91%        1.96%        1.93%        1.98%*
Ratio of net investment income
  to average daily net
  assets......................         4.12%*        3.73%        3.94%        4.14%        4.31%        4.28%*
Portfolio turnover rate.......           36%           55%          55%          61%          41%          27%

                                                                       Class H
                                    ------------------------------------------------------------------------------
                                                               Year Ended September 30,
                                    ------------------------------------------------------------------------------
MINNESOTA PORTFOLIO                  2000**         1999          1998          1997          1996         1995+
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................      $  9.93       $ 10.76       $ 10.44       $ 10.26       $ 10.30       $  9.55
                                    -------       -------       -------       -------       -------       -------
Operations:
  Investment income - net.....          .21           .39           .42           .42           .44           .41
  Net realized and unrealized
    gains (losses) on
    investments...............         (.09)         (.67)          .32           .18          (.04)          .76
                                    -------       -------       -------       -------       -------       -------
Total from operations.........          .12          (.28)          .74           .60           .40          1.17
                                    -------       -------       -------       -------       -------       -------
Distributions to shareholders:
  From investment income -
    net.......................         (.19)         (.38)         (.41)         (.42)         (.44)         (.42)
  From net realized gains.....           --          (.17)         (.01)           --            --            --
                                    -------       -------       -------       -------       -------       -------
Total distributions to
 shareholders.................         (.19)         (.55)         (.42)         (.42)         (.44)         (.42)
                                    -------       -------       -------       -------       -------       -------
Net asset value, end of
 period.......................      $  9.86       $  9.93       $ 10.76       $ 10.44       $ 10.26       $ 10.30
                                    -------       -------       -------       -------       -------       -------
Total Return @................         1.26%        (2.73%)        7.26%         6.00%         3.93%        12.42%
Net assets end of period (000s
  omitted)....................      $ 1,218       $ 1,401       $ 1,458       $ 1,227       $ 1,061       $   638
Ratio of expenses to average
  daily net assets............         1.87%*        1.86%         1.91%         1.96%         1.93%         1.98%*
Ratio of net investment income
  to average daily net
  assets......................         4.12%*        3.73%         3.94%         4.14%         4.33%         4.29%*
Portfolio turnover rate.......           36%           55%           55%           61%           41%           27%

*      Annualized.
**     For the six-month period ended March 31, 2000.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           PRESIDENT - FORTIS FINANCIAL GROUP,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           SENIOR VICE PRESIDENT, FORTIS
                                           INSURANCE COMPANY
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995,
                                           VICE PRESIDENT AND TREASURER,
                                           JOSTENS, INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Schenker Shadko       MARKETING CONSULTANT. PRIOR TO
                                           MAY 1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD RANGE OF                                   TAX-FREE NATIONAL
SECURITIES                                         PORTFOLIO
                                                   TAX-FREE MINNESOTA
                                                   PORTFOLIO
                                                   STRATEGIC INCOME FUND
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   INTERNATIONAL EQUITY
                                                   PORTFOLIO
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO
FIXED AND VARIABLE     Fortis Opportunity Fixed    FIXED ACCOUNT
ANNUITIES              & Variable Annuity          MONEY MARKET SUBACCOUNT
TAX-DEFERRED           Masters Variable Annuity    U.S. GOVERNMENT
INVESTING                                          SECURITIES SUBACCOUNT
                       Empower Variable            DIVERSIFIED INCOME
                       Annuity                     SUBACCOUNT
                                                   MULTISECTOR BOND
                                                   SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   AMERICAN LEADERS
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   CAPITAL OPPORTUNITIES
                                                   SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK II
                                                   SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GLOBAL EQUITY SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   INVESTORS GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD
LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-DEFERRED       Insurance                   U.S. GOVERNMENT
INVESTMENT                                         SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   MULTISECTOR BOND
                                                   SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   AMERICAN LEADERS
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   CAPITAL OPPORTUNITIES
                                                   SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK II
                                                   SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GLOBAL EQUITY SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   INVESTORS GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and FORTIS INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

             [LOGO]
             FORTIS

Solid partners, flexible solutions-SM-

Invest from a position of DISCIPLINED GROWTH

When you're looking for a disciplined growth approach to mutual fund investing, with a strict adherence to investment style, turn to Fortis. Our expert fund managers carefully and cautiously follow stringent buy and sell disciplines.

This disciplined approach to managing your money starts with rigorous, company-by-company research. It's the platform upon which we carefully craft each fund portfolio, spread risk through diversification and seek rewards through long-term performance.

FORTIS AND DISCIPLINE, IT'S A POWERFUL COMBINATION.

--------------------------------------------------------------------------------
FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group provides a wide selection of investment products including annuities, life insurance and mutual funds. We're part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of the international Fortis group, which operates in the fields of insurance, banking and investments. Fortis' listed companies are Fortis (B) of Belgium and Fortis (NL) of the Netherlands.

Fortis: steadfast for YOU!

FORTIS FINANCIAL GROUP

Fund management offered through
Fortis Advisers, Inc. since 1949

Securities offered through
Fortis Investors, Inc.,
member NASD, SIPC

Insurance products issued by
Fortis Benefits Insurance Company
& Fortis Insurance Company

P.O. Box 64284, St. Paul, MN 55164-0284
Telephone (800) 800-2000
http://www.ffg.us.fortis.com
--------------------------------------------------------------------------------

FORTIS FINANCIAL GROUP                                           ---------------
P.O. Box 64284                                                      PRSRTSTD
St. Paul, MN 55164-0284                                           U.S. Postage
                                                                      PAID
Fortis Tax-Free Portfolios, Inc.                                 Permit No. 3794
                                                                 Minneapolis, MN
                                                                 ---------------

[LOGO] Printed on recycled paper with 40% preconsumer waste and 10% post consumer waste. Please recycle.

The Fortis brandmark and Fortis-SM- are servicemarks of Fortis (B) and Fortis (NL).

95380-C- Fortis, Inc. 5/00